SHARE CAPITAL - Options Outstanding and Exercisable (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding | shares	822,175
Aggregate intrinsic value | $	$ 0
Options exercisable | shares	416,975
Aggregate intrinsic value | $	$ 0
Exercise price 1 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding | shares	8,188
Weighted average remaining contractual life	5 years 3 months 3 days
Weighted average exercise price | $ / shares	$ 1
Aggregate intrinsic value | $	$ 0
Options exercisable | shares	8,188
Weighted average remaining contractual life	5 years 3 months 3 days
Aggregate intrinsic value | $	$ 0
Exercise price 2 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding | shares	16,350
Weighted average remaining contractual life	7 years 3 months 25 days
Weighted average exercise price | $ / shares	$ 1.23
Aggregate intrinsic value | $	$ 0
Options exercisable | shares	2,700
Weighted average remaining contractual life	6 years 6 months 18 days
Aggregate intrinsic value | $	$ 0
Exercise price 3 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding | shares	763,000
Weighted average remaining contractual life	5 years 8 months 4 days
Weighted average exercise price | $ / shares	$ 3.25
Aggregate intrinsic value | $	$ 0
Options exercisable | shares	373,500
Weighted average remaining contractual life	5 years 7 months 28 days
Aggregate intrinsic value | $	$ 0
Exercise price 4 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding | shares	25,387
Weighted average remaining contractual life	5 years 2 months 19 days
Weighted average exercise price | $ / shares	$ 7.5
Aggregate intrinsic value | $	$ 0
Options exercisable | shares	23,337
Weighted average remaining contractual life	5 years 1 month 28 days
Aggregate intrinsic value | $	$ 0
Exercise price 5 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding | shares	9,250
Weighted average remaining contractual life	5 years 25 days
Weighted average exercise price | $ / shares	$ 20
Aggregate intrinsic value | $	$ 0
Options exercisable | shares	9,250
Weighted average remaining contractual life	5 years 25 days
Aggregate intrinsic value | $	$ 0